Portfolio of Investments
Columbia International Dividend Income Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 1.6%
carsales.com Ltd.	261,502	3,822,296
Transurban Group	393,106	4,043,283
Total		7,865,579
Austria 0.5%
Erste Group Bank AG	76,013	2,373,275
Canada 6.2%
Canadian National Railway Co.	90,580	10,299,416
Manulife Financial Corp.	371,651	6,884,439
Ritchie Bros. Auctioneers, Inc.	62,652	3,770,958
TC Energy Corp.	163,153	9,443,358
Total		30,398,171
China 3.8%
NetEase, Inc., ADR	79,750	8,272,467
Ping An Insurance Group Co. of China Ltd., Class H	1,597,000	10,225,318
Total		18,497,785
Denmark 4.5%
Novo Nordisk A/S, Class B	117,943	13,097,637
Tryg AS	369,093	8,602,883
Total		21,700,520
Finland 0.8%
UPM-Kymmene OYJ	103,044	3,659,947
France 9.0%
AXA SA	186,326	4,714,397
BNP Paribas SA	169,139	9,680,774
L’Oreal SA	15,280	5,397,072
LVMH Moet Hennessy Louis Vuitton SE	2,788	1,800,006
Schneider Electric SE	36,075	5,010,521
TotalEnergies SE	245,937	14,555,316
VINCI SA	25,776	2,487,387
Total		43,645,473
Germany 12.3%
Adidas AG	27,484	5,460,181
Deutsche Telekom AG, Registered Shares	568,947	11,706,430
E.ON SE	701,456	7,160,428
Evonik Industries AG	228,490	6,130,857
Common Stocks (continued)
Issuer	Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	17,207	4,221,987
SAP SE	60,823	6,097,324
Siemens AG, Registered Shares	102,725	13,560,008
Vantage Towers AG	181,855	5,689,232
Total		60,026,447
Hong Kong 3.7%
AIA Group Ltd.	1,145,000	11,862,411
Hong Kong Exchanges and Clearing Ltd.	144,400	6,230,585
Total		18,092,996
Indonesia 1.1%
PT Bank Rakyat Indonesia Persero Tbk	16,339,352	5,175,916
Ireland 1.5%
CRH PLC	180,949	7,468,291
Japan 9.2%
Disco Corp.	29,200	7,883,619
Japan Exchange Group, Inc.	350,600	5,546,402
Rohm Co., Ltd.	101,700	8,312,515
Tokyo Electron Ltd.	10,000	4,583,844
Toyota Motor Corp.	865,100	14,392,382
Yahoo! Japan Corp.	1,277,100	4,209,961
Total		44,928,723
Jersey 0.8%
Amcor PLC	303,600	3,994,335
Netherlands 2.5%
Akzo Nobel NV	96,870	8,431,765
ING Groep NV	318,964	3,606,736
Total		12,038,501
Norway 2.0%
Equinor ASA	262,216	9,950,251
Singapore 1.5%
DBS Group Holdings Ltd.	330,300	7,446,657
South Korea 3.3%
Samsung Electronics Co., Ltd.	293,034	15,934,589
Spain 3.4%
Iberdrola SA	719,887	8,529,592
Columbia International Dividend Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia International Dividend Income Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industria de Diseno Textil SA	335,879	8,096,298
Total		16,625,890
Sweden 1.3%
Sandvik AB	308,119	6,333,619
Switzerland 8.1%
Nestlé SA, Registered Shares	131,984	16,143,917
Novartis AG, ADR	85,256	7,753,181
Novartis AG, Registered Shares	20,039	1,820,339
Roche Holding AG, Genusschein Shares	34,243	11,669,711
SGS SA, Registered Shares	823	2,046,404
Total		39,433,552
Taiwan 4.1%
MediaTek, Inc.	196,000	6,060,541
Taiwan Semiconductor Manufacturing Co., Ltd.	728,000	13,767,155
Total		19,827,696
United Kingdom 15.8%
3i Group PLC	318,526	5,093,868
Anglo American PLC	329,602	16,237,380
BT Group PLC	3,773,288	8,893,619
Diageo PLC	143,340	6,659,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Experian PLC	236,350	7,906,440
GSK PLC	465,823	10,155,121
Linde PLC	21,013	6,808,025
Reckitt Benckiser Group PLC	139,407	10,761,043
Unilever PLC	93,591	4,504,873
Total		77,020,128
Total Common Stocks (Cost $437,794,552)		472,438,341

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(a),(b)	8,527,700	8,524,289
Total Money Market Funds (Cost $8,524,289)		8,524,289
Total Investments in Securities (Cost $446,318,841)		480,962,630
Other Assets & Liabilities, Net		5,941,095
Net Assets		$486,903,725

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	17,052,705	91,199,304	(99,727,720)	—	8,524,289	(4,835)	12,867	8,527,700
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia International Dividend Income Fund | Third Quarter Report 2022

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3QT154_08_M01_(07/22)